Putnam VT Small Cap Growth Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value
Banks (2.6%)
Bancorp, Inc. (The)(NON)	11,075	$313,755
ServisFirst Bancshares, Inc.	4,590	437,381
Silvergate Capital Corp. Class A(NON)	600	90,342

		841,478
Biotechnology (5.4%)
Ascendis Pharma A/S ADR (Denmark)(NON)	1,880	220,637
Biohaven Pharmaceutical Holding Co., Ltd.(NON)(S)	3,265	387,131
Cytokinetics, Inc.(NON)	7,445	274,050
Denali Therapeutics, Inc.(NON)	2,360	75,921
Halozyme Therapeutics, Inc.(NON)	11,510	459,019
Insmed, Inc.(NON)	8,240	193,640
Intellia Therapeutics, Inc.(NON)	1,690	122,812

		1,733,210
Building products (0.5%)
Advanced Drainage Systems, Inc.	655	77,821
AZEK Co., Inc. (The)(NON)	3,591	89,200

		167,021
Capital markets (2.0%)
Hamilton Lane, Inc. Class A	6,055	467,991
StepStone Group, Inc. Class A	4,765	157,531

		625,522
Chemicals (0.8%)
Orion Engineered Carbons SA (Luxembourg)	5,520	88,154
Perimeter Solutions SA (Luxembourg)(NON)	14,738	178,477

		266,631
Commercial services and supplies (3.1%)
Brink's Co. (The)	4,735	321,980
Casella Waste Systems, Inc. Class A(NON)	1,470	128,846
Montrose Environmental Group, Inc.(NON)	10,188	539,251

		990,077
Construction and engineering (3.1%)
EMCOR Group, Inc.	2,255	253,981
WillScot Mobile Mini Holdings Corp.(NON)	19,052	745,505

		999,486
Containers and packaging (0.6%)
Ranpak Holdings Corp.(NON)	9,562	195,352

		195,352
Electronic equipment, instruments, and components (3.3%)
Littelfuse, Inc.	1,975	492,585
Novanta, Inc.(NON)	4,025	572,717

		1,065,302
Energy equipment and services (1.7%)
ChampionX Corp.(NON)	14,845	363,406
Liberty Oilfield Services, Inc. Class A(NON)	10,990	162,872

		526,278
Equity real estate investment trusts (REITs) (0.9%)
Ryman Hospitality Properties, Inc.(NON)	3,040	282,021

		282,021
Food and staples retail (1.6%)
Performance Food Group Co.(NON)	10,310	524,882

		524,882
Health-care equipment and supplies (7.9%)
AtriCure, Inc.(NON)	2,900	190,443
Axonics, Inc.(NON)(S)	5,980	374,348
CONMED Corp.	4,905	728,638
InMode, Ltd. (Israel)(NON)	15,244	562,656
Lantheus Holdings, Inc.(NON)	10,510	581,308
STAAR Surgical Co.(NON)	1,280	102,285

		2,539,678
Health-care providers and services (3.9%)
Option Care Health, Inc.(NON)	6,775	193,494
R1 RCM, Inc.(NON)	30,798	824,154
Surgery Partners, Inc.(NON)	4,400	242,220

		1,259,868
Health-care technology (1.4%)
Health Catalyst, Inc.(NON)	5,364	140,161
Omnicell, Inc.(NON)	2,255	292,000

		432,161
Hotels, restaurants, and leisure (5.9%)
Accel Entertainment, Inc.(NON)	18,170	221,311
Churchill Downs, Inc.	2,700	598,806
Everi Holdings, Inc.(NON)	17,170	360,570
F45 Training Holdings, Inc.(NON)	14,800	158,360
Planet Fitness, Inc. Class A(NON)	6,680	564,326

		1,903,373
Insurance (1.9%)
Kinsale Capital Group, Inc.	2,725	621,355

		621,355
Interactive media and services (1.4%)
Ziff Davis, Inc.(NON)	4,795	464,060

		464,060
Internet and direct marketing retail (0.7%)
Revolve Group, Inc.(NON)	3,925	210,733

		210,733
IT Services (3.5%)
Perficient, Inc.(NON)	4,958	545,826
WNS Holdings, Ltd. ADR (India)(NON)	6,840	584,752

		1,130,578
Life sciences tools and services (2.5%)
Medpace Holdings, Inc.(NON)	4,105	671,537
Repligen Corp.(NON)	735	138,246

		809,783
Machinery (2.3%)
Altra Industrial Motion Corp.	4,985	194,066
RBC Bearings, Inc.(NON)	2,731	529,486

		723,552
Media (3.1%)
Cable One, Inc.	215	314,812
TechTarget, Inc.(NON)	8,229	668,853

		983,665
Metals and mining (0.3%)
MP Materials Corp.(NON)	1,840	105,506

		105,506
Oil, gas, and consumable fuels (2.6%)
Magnolia Oil & Gas Corp. Class A	15,545	367,639
Matador Resources Co.	5,885	311,787
SM Energy Co.	4,065	158,332

		837,758
Pharmaceuticals (1.0%)
Antares Pharma, Inc.(NON)	30,450	124,845
Pacira BioSciences, Inc(NON)	2,405	183,550

		308,395
Professional services (1.6%)
Korn Ferry	7,860	510,428

		510,428
Real estate management and development (2.4%)
Colliers International Group, Inc. (Canada)	5,910	770,288

		770,288
Road and rail (4.5%)
Saia, Inc.(NON)	2,080	507,146
TFI International, Inc. (Canada)	8,905	948,447

		1,455,593
Semiconductors and semiconductor equipment (5.3%)
Nova, Ltd. (Israel)(NON)	6,755	735,484
Onto Innovation, Inc.(NON)	4,615	400,997
Synaptics, Inc.(NON)	1,445	288,278
Ultra Clean Holdings, Inc.(NON)	6,747	286,005

		1,710,764
Software (10.9%)
Digital Turbine, Inc.(NON)	7,130	312,365
Manhattan Associates, Inc.(NON)	4,690	650,550
Paylocity Holding Corp.(NON)	2,655	546,319
Rapid7, Inc.(NON)	3,280	364,867
Sprout Social, Inc. Class A(NON)	2,450	196,294
SPS Commerce, Inc.(NON)	3,825	501,840
Verra Mobility Corp.(NON)	40,813	664,436
Workiva, Inc.(NON)	2,060	243,080

		3,479,751
Specialty retail (5.9%)
Boot Barn Holdings, Inc.(NON)	9,123	864,769
Five Below, Inc.(NON)	3,600	570,132
Lithia Motors, Inc.	1,490	447,179

		1,882,080
Textiles, apparel, and luxury goods (1.4%)
Deckers Outdoor Corp.(NON)	855	234,073
Kontoor Brands, Inc.	4,970	205,510

		439,583
Thrifts and mortgage finance (0.5%)
Walker & Dunlop, Inc.	1,253	162,163

		162,163
Trading companies and distributors (2.1%)
Applied Industrial Technologies, Inc.	3,535	362,903
H&E Equipment Services, Inc.	2,010	87,475
SiteOne Landscape Supply, Inc.(NON)	1,400	226,365

		676,743

Total common stocks (cost $24,097,466)		$31,635,118

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.37%(AFF)	355,535	$355,535
Putnam Short Term Investment Fund Class P 0.39%(AFF)	506,828	506,828

Total short-term investments (cost $862,363)		$862,363
TOTAL INVESTMENTS

Total investments (cost $24,959,829)		$32,497,481

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,069,482.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,143,385	$1,427,828	$3,215,678	$436	$355,535
	Putnam Short Term Investment Fund**	280,216	697,184	470,572	73	506,828

	Total Short-term investments	$2,423,601	$2,125,012	$3,686,250	$509	$862,363
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $355,535 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $350,113.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,447,725	$—	$—
Consumer discretionary	4,435,769	—	—
Consumer staples	524,882	—	—
Energy	1,364,036	—	—
Financials	2,250,518	—	—
Health care	7,083,095	—	—
Industrials	5,522,900	—	—
Information technology	7,386,395	—	—
Materials	567,489	—	—
Real estate	1,052,309	—	—

Total common stocks	31,635,118	—	—
Short-term investments	—	862,363	—

Totals by level	$31,635,118	$862,363	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com